STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
STOCKHOLDERS' EQUITY
Schedule of stock-based compensation expense

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Cost of operations	$23.3	$18.8	$24.2
General and administrative	21.1	22.5	17.3
Total	$44.4	$41.3	$41.5

Schedule of performance-based and service-based restricted stock unit awards

					Weighted
	Market-	Performance-	Service-		Average
	Based	Based	Based	Total	Fair Value
Balance at January 1, 2016	—	446,366	275,538	721,904	$238.37
Shares granted	—	277,036	175,456	452,492	195.97
Shares vested	—	(233,604)	(95,829)	(329,433)	230.21
Shares forfeited	—	(45,479)	(22,787)	(68,266)	246.28
Balance at December 31, 2016	—	444,319	332,378	776,697	$216.89
Shares granted	28,172	282,311	126,051	436,534	229.37
Shares vested	—	(188,929)	(96,723)	(285,652)	248.70
Shares forfeited (1)	—	(87,122)	(32,647)	(119,769)	211.69
Balance at December 31, 2017	28,172	450,579	329,059	807,810	$207.45
Shares granted	28,057	263,542	138,160	429,759	233.98
Shares vested	—	(188,680)	(130,823)	(319,503)	224.62
Shares forfeited	—	(102,199)	(18,955)	(121,154)	227.66
Balance at December 31, 2018	56,229	423,242	317,441	796,912	$218.81
Outstanding and Expected to Vest				703,186	$239.98
(1)	Includes the cancellation of 50,215 performance-based shares granted in 2016 and accounted for as such under ASC 718.

Summary of stock option activity

	Outstanding		Exercisable
		Weighted		Weighted
		Average		Average
	Options	Exercise Price	Options	Exercise Price
Balance at January 1, 2016	73,360	$49.84	73,053	$49.96
Options granted	—	—
Options exercised	(54,275)	54.21
Options forfeited	(219)	20.16
Balance at December 31, 2016	18,866	$37.60	18,864	$37.60
Options granted	—	—
Options exercised	(7,004)	60.85
Options forfeited	(3)	35.56
Balance at December 31, 2017	11,859	$23.87	11,859	$23.87
Options granted	—	—
Options exercised	(886)	12.70
Options forfeited	(119)	2.74
Balance at December 31, 2018	10,854	$25.01	10,854	$25.01
Vested and Expected to Vest	10,854	$25.01